UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    July 27, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               75
                                                  -----------------------

Form 13F Information Table Value Total:              142866 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4883     54493SH               Sole        N/A       54493
A T & T Inc.                    Common     00206R102         223      6260SH               Sole        N/A        6260
ABB Ltd                         ADR           375204         419     25690SH               Sole        N/A       25690
Agilent Technologies            Common     00846U101        2036     51885SH               Sole        N/A       51885
Apple Computer                  Common      37833100        3251      5567SH               Sole        N/A        5567
Automatic Data Processing       Common     053015103        2711     48706SH               Sole        N/A       48706
Bank of Nova Scotia             Common      64149107         579     11171SH               Sole        N/A       11171
Bard CR Inc.                    Common      67383109        2552     23750SH               Sole        N/A       23750
BB&T Corporation                Common      54937107        2377     77060SH               Sole        N/A       77060
Becton Dickinson & Co           Common      75887109        2453     32822SH               Sole        N/A       32822
BHP Billiton ADR                ADR         88606108        1146     17547SH               Sole        N/A       17547
Canon ADR                       ADR        138006309         721     18059SH               Sole        N/A       18059
Carbo Ceramics                  Common     140781105        1933     25191SH               Sole        N/A       25191
Caterpillar                     Common     149123101        2224     26193SH               Sole        N/A       26193
Chevron Corp                    Common     166764100         201      1902SH               Sole        N/A        1902
Cisco Systems Inc.              Common     17275R102        1983    115516SH               Sole        N/A      115516
Coca-Cola                       Common     191216100        3017     38582SH               Sole        N/A       38582
ConocoPhillips                  Common     20825C104        1946     34830SH               Sole        N/A       34830
Costco Wholesale Corp Del       Common     22160K105        3397     35754SH               Sole        N/A       35754
Cummins Inc                     Common     231021106         390      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3448     42638SH               Sole        N/A       42638
Dentsply International          Common     249030107        2542     67229SH               Sole        N/A       67229
DuPont                          Common     263534107        2892     57181SH               Sole        N/A       57181
Ecolab Inc.                     Common     278865100        2987     43584SH               Sole        N/A       43584
Elbit Systems Ltd               Common     M3760D101         190      5482SH               Sole        N/A        5482
Eli Lilly                       Common     532457108        1926     44882SH               Sole        N/A       44882
Emerson Electric                Common     291011104        2094     44959SH               Sole        N/A       44959
ENI S P A Sponsored Adr         ADR        26874R108         691     16257SH               Sole        N/A       16257
Exxon Mobil                     Common     30231G102        5862     68511SH               Sole        N/A       68511
FedEX Corp                      Common     31428X106        1288     14059SH               Sole        N/A       14059
General Electric Co             Common     369604103        3464    166231SH               Sole        N/A      166231
General Mills                   Common     370334104        2610     67725SH               Sole        N/A       67725
Google Inc Class A              Common     38259P508        2190      3775SH               Sole        N/A        3775
Hasbro, Inc.                    Common     418056107        2207     65169SH               Sole        N/A       65169
Honda Motor ADR                 ADR        438128308         561     16196SH               Sole        N/A       16196
HSBC Holdings ADR               ADR        404280406         733     16609SH               Sole        N/A       16609
Idexx Laboratories              Common     45168D104        3588     37327SH               Sole        N/A       37327
Illinois Tool Works Inc         Common     452308109        2398     45330SH               Sole        N/A       45330
Imperial Oil Ltd                Common     453038408         445     10662SH               Sole        N/A       10662
Intel                           Common     458140100        3836    143954SH               Sole        N/A      143954
Internatl Business Mach         Common     459200101        5357     27389SH               Sole        N/A       27389
IShares MidCap S&P 400          ETF        464287507         273      2895SH               Sole        N/A        2895
J P Morgan Chase & Co Inc       Common     46625H100        1986     55588SH               Sole        N/A       55588
Johnson & Johnson               Common     478160104        5415     80146SH               Sole        N/A       80146
Laboratory CP Amer Hldgs        Common     50540R409        2528     27293SH               Sole        N/A       27293
Lowes                           Common     548661107        2409     84709SH               Sole        N/A       84709
Makita Corp ADR                 ADR        560877300         532     15171SH               Sole        N/A       15171
McCormick & Company             Common     579780206        3047     50247SH               Sole        N/A       50247
Medtronic Inc.                  Common     585055106        2138     55212SH               Sole        N/A       55212
Merck & Co Inc                  Common     58933Y105        2529     60574SH               Sole        N/A       60574
Microsoft                       Common     594918104        2739     89542SH               Sole        N/A       88542
National Fuel Gas Co            Common     636180101        1772     37717SH               Sole        N/A       37717
Novartis ADR                    ADR        66987V109        1068     19107SH               Sole        N/A       19107
Pepsico                         Common     713448108        2100     29715SH               Sole        N/A       29715
Phillips                        Common     718546104         562     16918SH               Sole        N/A       16918
Potash Corp Saskatchewan        Common     73755L107         564     12904SH               Sole        N/A       12904
Proctor & Gamble                Common     742718109        2658     43402SH               Sole        N/A       43402
Qualcomm Inc                    Common     747525103        2243     40289SH               Sole        N/A       40289
Royal Bank Canada PV$1          Common     780087102         556     10850SH               Sole        N/A       10850
Royal Dutch Shell PLC           Common     780259206         789     11704SH               Sole        N/A       11704
Salix Pharmaceuticals LTD       Common     795435106        2625     48226SH               Sole        N/A       48226
Sanofi Aventis Spon ADR         ADR         80105N10        1026     27151SH               Sole        N/A       27151
SAP AG ADR                      ADR        803054204         630     10617SH               Sole        N/A       10617
Schlumberger Ltd                Common     806857108        2209     34029SH               Sole        N/A       34029
Siemens A G Adr                 ADR        826197501         446      5300SH               Sole        N/A        5300
Sonic Corp                      Common     835451105         137     13656SH               Sole        N/A       13656
T C F Financial Corp            Common     872275102         116     10123SH               Sole        N/A       10123
Teva Pharmaceuticals            Common     881624209         947     24020SH               Sole        N/A       24020
Toyota Motor Corp. ADR          ADR        892331307         819     10172SH               Sole        N/A       10172
Unilever PLC NEW ADR            ADR        904767704        1194     35399SH               Sole        N/A       35399
Union Pacific Corp              Common     907818108         227      1900SH               Sole        N/A        1900
United Parcel Service Class B   Common     911312106        1226     15564SH               Sole        N/A       15564
Vale Sa Adr                     ADR        919 12E10         380     19154SH               Sole        N/A       19154
Wal Mart Stores Inc             Common     931142103        2819     40434SH               Sole        N/A       40434
Wells Fargo & Co                Common     949746104        2407     71977SH               Sole        N/A       71977


TOTAL:  $142866 (thousands)

